Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Balance [Table Text Block]
The balance of ordinary shares outstanding (reflecting retroactive adjustment of Stratasys, Inc. common stock to ordinary shares of the Company under reverse acquisition accounting) as of December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	Number of shares (in thousands)
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822